LIMITED PARTNERS EQUITY	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
LIMITED PARTNERS EQUITY

11. LIMITED PARTNERS’ EQUITY

Limited partners’ equity

As at June 30, 2018, 180,264,691 LP Units were outstanding (December 31, 2017: 180,388,361) including 56,068,944 (December 31, 2017: 56,068,944) held by Brookfield. Brookfield owns all general partnership interests in Brookfield Renewable representing a 0.01% interest.

During the three and six months ended June 30, 2018, 73,060 and 157,689 LP Units, respectively (2017: 58,408 and 156,605 LP Units) were issued under the distribution reinvestment plan.

As at June 30, 2018, Brookfield Asset Management’s direct and indirect interest of 185,727,567 LP Units and Redeemable/Exchangeable partnership units represents approximately 60% of Brookfield Renewable on a fully-exchanged basis and the remaining approximate 40% is held by public investors.

On an unexchanged basis, Brookfield holds a 31% direct limited partnership interest in Brookfield Renewable, a 42% direct interest in BRELP through the ownership of Redeemable/Exchangeable partnership units and a direct 1% GP interest in BRELP as at June 30, 2018.

In December 2017, Brookfield Renewable renewed its normal course issuer bid in connection with its LP Units. Under this normal course issuer bid Brookfield Renewable is permitted to repurchase up to 9 million LP Units, representing approximately 5% of the issued and outstanding LP Units, for capital management purposes. The bid will expire on December 28, 2018, or earlier should Brookfield Renewable complete its repurchases prior to such date. During the three and six months ended June 30, 2018, 272,659 and 281,359 LP Units, respectively were repurchased at a total cost of $8 million.

Distributions

The composition of the distribution for the three and six months ended June 30 is presented in the following table:

(MILLIONS)	2018	2017	2018	2017
Brookfield	$27	$24	$55	$48
External LP Unitholders	61	54	123	109
	$88	$78	$178	$157

In February 2018, unitholder distributions were increased to $1.96 per LP Unit on an annualized basis, an increase of nine cents per LP Unit, which took effect with the distribution payable in March 2018.